CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 7,722	$ 12,872
Accounts receivable, net of allowance for credit losses of $527 and $389 thousand as of December 31, 2022 and December 31, 2021 respectively		15,622	13,887
Other current assets and prepaid expenses		6,047	4,219
Inventory, net	[1]	45,759	41,003
Total current assets		75,150	71,981
NON-CURRENT ASSETS:
Restricted deposit		304	343
Investment in affiliates		1,665	695
Funds in respect of employee rights upon retirement		780	1,157
Deferred income taxes		1,229	1,252
Property, plant and equipment, net		43,423	30,462
Operating lease right of use assets		2,477	3,114
Intangible assets, net		1,623	1,829
Total non-current assets		51,501	38,852
Total assets		126,651	110,833
CURRENT LIABILITIES:
Current maturities of long-term loans		1,876	691
Credit line from bank		6,101	6,008
Accounts payable		10,233	9,093
Accrued expenses		9,686	6,959
Operating lease liabilities		904	1,169
Provision for restructuring plan		190	657
Total current liabilities		28,990	24,577
NON-CURRENT LIABILITIES:
Long-term loans		19,408	5,979
Liability in respect of employee rights upon retirement		1,148	1,504
Operating lease liabilities		1,535	1,989
Total non-current liabilities		22,091	9,472
COMMITMENTS AND CONTINGENCIES (NOTE 15)
Total liabilities		51,081	34,049
EQUITY:
Ordinary shares of NIS 0.9 par value:Authorized: 13,000,000 shares at December 31, 2022 and at December 31, 2021; Issued: 9,186,019 and 9,149,169 shares at December 31, 2022 and at December 31, 2021 respectively; Outstanding: 8,911,546 and 8,874,696 shares at December 31, 2022 and at December 31, 2021 respectively		2,842	2,809
Additional paid-in capital		66,245	65,871
Treasury shares, at cost, 274,473 shares at December 31, 2022 and 2021		(2,088)	(2,088)
Accumulated other comprehensive income (loss)		(26)	33
Retained earnings		8,597	10,159
Total shareholders' equity		75,570	76,784
Total liabilities and shareholders' equity		$ 126,651	$ 110,833

[1]	The total amount of Rotables included in the Company spare parts inventory for the years ended December 31, 2022 and 2021 were $8,193 and $8,623, respectively.